FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule of changes in the fair value of warrant liabilities

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2022	2021	2022	2021
Balance, beginning of period	$762	$540	$597	$332
Change in the estimated fair value of earn-out consideration	(760)	(14)	(595)	194
Balance, end of the period	$2	$526	$2	$526

The following table summarizes the fair value adjustments for earn-out consideration measured using significant unobservable inputs (level 3) (in thousand):

	For the Year Ended December 31,
	2021	2020
Balance, beginning of year	$332	$398
Change in the estimated fair value of earn-out consideration	265	(66)
Balance, end of year	$597	$332

ITHAX ACQUISITION CORP.
Schedule of Company's assets that are measured at fair value on a recurring basis

		June 30,	December 31,
Description	Level	2022	2021
Assets:
Marketable securities held in Trust Account	1	$241,937,059	$241,600,623
Liabilities:
Warrant Liability – Public Warrants	1	$3,501,750	$6,520,500
Warrant Liability – Private Placement Warrants	3	$97,875	$182,250

		December 31,
Description	Level	2021
Assets:
Marketable securities held in Trust Account	1	$241,600,623

Liabilities:
Warrant Liability – Public Warrants	1	$6,520,500
Warrant Liability – Private Placement Warrants	3	$182,250

Schedule of significant inputs to the Monte Carlo Simulation for the fair value

	February 1, 2021
	(Initial Measurement)		December 31, 2021	June 30, 2022
	Public	Private	Private	Private
Input	Warrants	Warrants	Warrants	Warrants
Ordinary Share Price	$9.55	$9.55	$9.82	$9.96
Exercise Price	$11.50	$11.50	$11.5	$11.50
Expected Life (in years)	5	5	5.26	5.01
Risk Free Interest Rate	0.49%	0.49%	1.3%	3.10%
Volatility	19.00%	19.00%	9.9%	2.90%
Dividend Yield	0.00%	0.00%	0.00%	0.00%
Redemption Trigger (20 of 30 trading days)	$18.00	N/A	N/A	N/A

	February 1, 2021
	(Initial Measurement)		December 31, 2021
	Public	Private	Private
Input	Warrants	Warrants	Warrants
Ordinary Share Price	$9.55	9.55	$9.82
Exercise Price	$11.50	11.50	$11.50
Expected Life (in years)	5	5	5.26
Risk Free Interest Rate	0.49%	0.49%	1.3%
Volatility	19.00%	19.00%	9.9%
Dividend Yield	0.00%	0.00%	0.00%
Redemption Trigger (20 of 30 trading days)	$18.00	N/A	N/A

Schedule of changes in the fair value of warrant liabilities

	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on February 1, 2021	313,875	11,109,000	11,422,875
Change in fair value	(131,625)	(2,898,000)	(3,029,625)
Transfers to Level 1	—	(8,211,000)	(8,211,000)
Fair value as of December 31, 2021	$182,250	$—	$182,250
Change in fair value	(74,250)	—	(74,250)
Fair value as of March 31, 2022	$108,000	$—	$108,000
Change in fair value	(10,125)	—	(10,125)
Fair value as of June 30, 2022	$97,875	$—	$97,875

	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on February 1, 2021	313,875	11,109,000	11,422,875
Change in fair value	(131,625)	(2,898,000)	(3,029,625)
Transfers to Level 1	—	(8,211,000)	(8,211,000)
Fair value as of December 31, 2021	$182,250	$—	$182,250